Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of year	$ 2,361	$ (1,533)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive earnings	4,795	3,894
Balance at end of year	$ 7,156	$ 2,361